Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of investments other than investments in related parties
Schedule I
Summary of investments other than investments in related parties
As at December 31

On December 31, 2023 Amounts in EUR million	Cost	1)	Fair value	Book value

Shares:

Fair value through profit or loss	279		10	10

Fair value through other comprehensive income	6		291	291

Bonds:

Fair value through other comprehensive income:

US government	7,562		6,562	6,562

Dutch government	2		2	2

Other government	1,007		906	906

Mortgage backed	3,085		2,840	2,840

Asset backed	3,360		3,102	3,102

Corporate	36,617		33,779	33,779

Money market investments	3,135		3,135	3,135

Other	35		29	29

Subtotal - Fair value through other comprehensive income	54,803		50,354	50,354

Bonds:

Fair value through profit or loss	1,648		2,396	2,396

Other investments at fair value through profit or loss	8,287		9,226	9,226

Mortgages	10,157		9,025	10,157

Private loans	(0)		(0)	(0)

Deposits with financial institutions	18		18	18

Other	1		1	1

Subtotal	10,175		9,044	10,175

Real estate:

Investments in real estate	55		55	55

Total	75,254		71,376	72,508